Quarterly Report

June 30, 2020

SPDR® S&P 500® ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust

June 30, 2020 (Unaudited)

Schedule of Investments (Unaudited)	1

Notes to Schedule of Investments (Unaudited)	7

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
3M Co.	6,155,362	$960,174,918
Abbott Laboratories	18,928,921	1,730,671,247
AbbVie, Inc.	18,859,379	1,851,613,830
ABIOMED, Inc. (a)	478,347	115,549,501
Accenture PLC Class A	6,817,012	1,463,748,817
Activision Blizzard, Inc.	8,245,280	625,816,752
Adobe, Inc. (a)	5,149,094	2,241,452,109
Advance Auto Parts, Inc.	738,633	105,218,271
Advanced Micro Devices, Inc. (a)	12,450,641	655,028,223
AES Corp.	7,026,095	101,808,117
Aflac, Inc.	7,676,054	276,568,226
Agilent Technologies, Inc.	3,299,192	291,549,597
Air Products & Chemicals, Inc.	2,348,061	566,962,809
Akamai Technologies, Inc. (a)	1,723,740	184,595,317
Alaska Air Group, Inc.	1,311,359	47,549,877
Albemarle Corp.	1,136,983	87,786,457
Alexandria Real Estate Equities, Inc. REIT	1,350,440	219,108,890
Alexion Pharmaceuticals, Inc. (a)	2,360,221	264,911,205
Align Technology, Inc. (a)	765,102	209,974,593
Allegion PLC	995,967	101,807,747
Alliant Energy Corp.	2,564,439	122,682,762
Allstate Corp.	3,361,445	326,026,551
Alphabet, Inc. Class A (a)	3,210,889	4,553,201,146
Alphabet, Inc. Class C (a)	3,129,628	4,424,073,437
Altria Group, Inc.	19,885,453	780,504,030
Amazon.com, Inc. (a)	4,483,572	12,369,368,105
Amcor PLC (a)	16,843,472	171,971,849
Ameren Corp.	2,591,345	182,327,034
American Airlines Group, Inc.	4,208,263	55,001,997
American Electric Power Co., Inc.	5,258,007	418,747,678
American Express Co.	7,063,652	672,459,670
American International Group, Inc.	9,243,398	288,209,150
American Tower Corp. REIT	4,743,910	1,226,490,491
American Water Works Co., Inc.	1,917,697	246,730,896
Ameriprise Financial, Inc.	1,309,139	196,423,216
AmerisourceBergen Corp.	1,603,721	161,606,965
AMETEK, Inc.	2,412,664	215,619,782
Amgen, Inc.	6,295,110	1,484,764,645
Amphenol Corp. Class A	3,155,433	302,322,036
Analog Devices, Inc.	3,920,364	480,793,441
ANSYS, Inc. (a)	910,899	265,736,565
Anthem, Inc.	2,699,061	709,799,062
AO Smith Corp.	1,475,120	69,507,654
Aon PLC Class A	2,492,234	480,004,268
Apache Corp.	3,984,138	53,785,863
Apartment Investment & Management Co. Class A REIT	1,584,519	59,641,295
Apple, Inc.	43,587,094	15,900,571,891
Applied Materials, Inc.	9,830,974	594,282,378
Aptiv PLC	2,717,438	211,742,769

Archer-Daniels-Midland Co.	5,921,360	236,262,264
Arista Networks, Inc. (a)	579,896	121,795,557
Arthur J Gallagher & Co.	2,029,124	197,819,299
Assurant, Inc.	645,474	66,671,009
AT&T, Inc.	76,246,727	2,304,938,557
Atmos Energy Corp.	1,274,485	126,913,216
Autodesk, Inc. (a)	2,339,818	559,661,067
Automatic Data Processing, Inc.	4,605,871	685,768,133
AutoZone, Inc. (a)	249,745	281,742,329
AvalonBay Communities, Inc. REIT	1,485,206	229,672,256
Avery Dennison Corp.	888,717	101,393,723
Baker Hughes Co.	6,927,067	106,607,561
Ball Corp.	3,490,602	242,561,933
Bank of America Corp.	83,556,312	1,984,462,410
Bank of New York Mellon Corp.	8,622,622	333,264,340
Baxter International, Inc.	5,430,593	467,574,057
Becton Dickinson and Co.	3,137,817	750,785,474
Berkshire Hathaway, Inc. Class B (a)	20,805,796	3,714,042,644
Best Buy Co., Inc.	2,429,984	212,064,704
Bio-Rad Laboratories, Inc. Class A (a)	228,702	103,256,666
Biogen, Inc. (a)	1,746,257	467,211,060
BlackRock, Inc.	1,650,792	898,179,419
Boeing Co.	5,737,017	1,051,595,216
Booking Holdings, Inc. (a)	438,046	697,518,168
BorgWarner, Inc.	2,189,029	77,272,724
Boston Properties, Inc. REIT	1,533,226	138,572,966
Boston Scientific Corp. (a)	15,288,822	536,790,540
Bristol-Myers Squibb Co.	24,213,766	1,423,769,441
Broadcom, Inc.	4,278,209	1,350,245,543
Broadridge Financial Solutions, Inc.	1,217,968	153,695,382
Brown-Forman Corp. Class B	1,939,719	123,482,512
C.H. Robinson Worldwide, Inc.	1,439,659	113,819,441
Cabot Oil & Gas Corp.	4,351,688	74,762,000
Cadence Design Systems, Inc. (a)	2,984,515	286,394,059
Campbell Soup Co.	1,797,402	89,205,061
Capital One Financial Corp.	4,872,479	304,968,461
Cardinal Health, Inc.	3,120,692	162,868,915
CarMax, Inc. (a)	1,752,680	156,952,494
Carnival Corp.	5,069,896	83,247,692
Carrier Global Corp.	8,665,395	192,545,077
Caterpillar, Inc.	5,791,912	732,676,868
Cboe Global Markets, Inc.	1,186,241	110,652,560
CBRE Group, Inc. Class A (a)	3,562,604	161,100,953
CDW Corp.	1,533,056	178,110,446
Celanese Corp.	1,289,554	111,340,092
Centene Corp. (a)	6,192,599	393,539,666
CenterPoint Energy, Inc.	5,828,903	108,825,619
CenturyLink, Inc.	10,216,400	102,470,492
Cerner Corp.	3,256,970	223,265,294
CF Industries Holdings, Inc.	2,326,902	65,479,022
Charles Schwab Corp.	12,169,939	410,613,742

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value

Charter Communications, Inc. Class A (a)	1,612,818	$822,601,693
Chevron Corp.	19,979,118	1,782,736,699
Chipotle Mexican Grill, Inc. (a)	272,044	286,288,224
Chubb, Ltd.	4,824,015	610,816,779
Church & Dwight Co., Inc.	2,605,839	201,431,355
Cigna Corp.	3,947,358	740,721,729
Cincinnati Financial Corp.	1,615,943	103,468,830
Cintas Corp.	884,722	235,654,552
Cisco Systems, Inc.	45,382,881	2,116,657,570
Citigroup, Inc.	22,278,039	1,138,407,793
Citizens Financial Group, Inc.	4,643,286	117,196,539
Citrix Systems, Inc.	1,227,056	181,493,853
Clorox Co.	1,335,896	293,055,506
CME Group, Inc.	3,813,888	619,909,356
CMS Energy Corp.	3,022,253	176,560,020
Coca-Cola Co.	41,364,775	1,848,178,147
Cognizant Technology Solutions Corp. Class A	5,824,160	330,928,771
Colgate-Palmolive Co.	9,116,393	667,866,951
Comcast Corp. Class A	48,741,272	1,899,934,783
Comerica, Inc.	1,537,742	58,587,970
Conagra Brands, Inc.	5,158,996	181,441,889
Concho Resources, Inc.	2,127,749	109,579,074
ConocoPhillips	11,476,422	482,239,252
Consolidated Edison, Inc.	3,540,852	254,693,484
Constellation Brands, Inc. Class A	1,780,530	311,503,724
Cooper Cos., Inc.	522,256	148,132,692
Copart, Inc. (a)	2,184,751	181,924,216
Corning, Inc.	8,207,321	212,569,614
Corteva, Inc.	7,963,461	213,341,120
Costco Wholesale Corp.	4,724,886	1,432,632,684
Coty, Inc. Class A	3,202,261	14,314,107
Crown Castle International Corp. REIT	4,459,714	746,333,138
CSX Corp.	8,191,495	571,274,861
Cummins, Inc.	1,578,763	273,536,477
CVS Health Corp.	13,987,445	908,764,302
D.R. Horton, Inc.	3,579,581	198,487,766
Danaher Corp.	6,733,732	1,190,725,830
Darden Restaurants, Inc.	1,389,817	105,306,434
DaVita, Inc. (a)	954,231	75,517,841
Deere & Co.	3,349,234	526,332,123
Delta Air Lines, Inc.	6,125,653	171,824,567
DENTSPLY SIRONA, Inc.	2,366,968	104,288,610
Devon Energy Corp.	4,132,921	46,867,324
DexCom, Inc. (a)	987,694	400,411,148
Diamondback Energy, Inc.	1,715,092	71,725,147
Digital Realty Trust, Inc. REIT	2,871,312	408,042,148
Discover Financial Services	3,345,221	167,562,120
Discovery, Inc. Class A (a)	1,676,052	35,364,697
Discovery, Inc. Class C (a)	3,384,327	65,182,138
DISH Network Corp. Class A (a)	2,722,168	93,942,018
Dollar General Corp.	2,709,954	516,273,337
Dollar Tree, Inc. (a)	2,522,229	233,760,184
Dominion Energy, Inc.	8,981,002	729,077,742

Domino’s Pizza, Inc.	411,258	151,935,156
Dover Corp.	1,547,749	149,450,643
Dow, Inc.	7,893,027	321,719,781
DTE Energy Co.	2,043,407	219,666,253
Duke Energy Corp.	7,863,885	628,245,773
Duke Realty Corp. REIT	3,925,659	138,929,072
DuPont de Nemours, Inc.	7,884,036	418,878,833
DXC Technology Co.	2,725,146	44,964,909
E*TRADE Financial Corp.	2,413,748	120,035,688
Eastman Chemical Co.	1,457,796	101,520,913
Eaton Corp. PLC	4,280,476	374,456,041
eBay, Inc.	7,068,344	370,734,643
Ecolab, Inc.	2,645,559	526,333,963
Edison International	4,044,484	219,655,926
Edwards Lifesciences Corp. (a)	6,639,543	458,858,817
Electronic Arts, Inc. (a)	3,107,335	410,323,587
Eli Lilly & Co.	8,987,385	1,475,548,869
Emerson Electric Co.	6,393,731	396,603,134
Entergy Corp.	2,119,249	198,806,749
EOG Resources, Inc.	6,192,640	313,719,142
Equifax, Inc.	1,280,625	220,113,825
Equinix, Inc. REIT	947,197	665,216,453
Equity Residential REIT	3,715,784	218,562,415
Essex Property Trust, Inc. REIT	696,558	159,630,197
Estee Lauder Cos., Inc. Class A	2,405,372	453,845,589
Everest Re Group, Ltd.	427,790	88,210,298
Evergy, Inc.	2,433,894	144,305,575
Eversource Energy	3,600,362	299,802,144
Exelon Corp.	10,343,835	375,377,772
Expedia Group, Inc.	1,472,685	121,054,707
Expeditors International of Washington, Inc.	1,812,282	137,805,923
Extra Space Storage, Inc. REIT	1,381,321	127,592,621
Exxon Mobil Corp.	45,247,249	2,023,456,975
F5 Networks, Inc. (a)	636,459	88,773,301
Facebook, Inc. Class A (a)	25,731,809	5,842,921,870
Fastenal Co.	6,071,040	260,083,354
Federal Realty Investment Trust REIT	742,994	63,310,519
FedEx Corp.	2,543,672	356,673,688
Fidelity National Information Services, Inc.	6,611,742	886,568,485
Fifth Third Bancorp	7,579,293	146,128,769
First Republic Bank	1,793,352	190,077,378
FirstEnergy Corp.	5,756,224	223,226,367
Fiserv, Inc. (a)	6,018,054	587,482,432
FleetCor Technologies, Inc. (a)	896,564	225,512,743
FLIR Systems, Inc.	1,428,658	57,960,655
Flowserve Corp.	1,362,038	38,845,324
FMC Corp.	1,382,878	137,762,306
Ford Motor Co.	41,548,687	252,616,017
Fortinet, Inc. (a)	1,435,799	197,092,129
Fortive Corp.	3,141,246	212,536,704
Fortune Brands Home & Security, Inc.	1,489,226	95,206,218

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value

Fox Corp. Class A	3,737,815	$100,248,198
Fox Corp. Class B	1,701,830	45,677,117
Franklin Resources, Inc.	3,007,135	63,059,621
Freeport-McMoRan, Inc.	15,450,611	178,763,569
Gap, Inc.	2,294,750	28,959,745
Garmin, Ltd.	1,540,149	150,164,528
Gartner, Inc. (a)	946,328	114,817,976
General Dynamics Corp.	2,494,013	372,755,183
General Electric Co.	92,898,412	634,496,154
General Mills, Inc.	6,433,655	396,634,831
General Motors Co.	13,394,557	338,882,292
Genuine Parts Co.	1,549,388	134,734,780
Gilead Sciences, Inc.	13,464,115	1,035,929,008
Global Payments, Inc.	3,198,036	542,450,866
Globe Life, Inc.	1,069,948	79,422,240
Goldman Sachs Group, Inc.	3,312,149	654,546,885
H&R Block, Inc.	2,077,848	29,671,669
Halliburton Co.	9,374,979	121,687,227
Hanesbrands, Inc.	3,860,515	43,585,214
Hartford Financial Services Group, Inc.	3,838,322	147,967,313
Hasbro, Inc.	1,358,941	101,852,628
HCA Healthcare, Inc.	2,816,052	273,326,007
Healthpeak Properties, Inc. REIT	5,760,279	158,753,289
Henry Schein, Inc. (a)	1,561,534	91,177,970
Hershey Co.	1,578,646	204,624,095
Hess Corp.	2,758,619	142,924,050
Hewlett Packard Enterprise Co.	13,806,144	134,333,781
Hilton Worldwide Holdings, Inc.	3,001,086	220,429,767
HollyFrontier Corp.	1,580,528	46,151,418
Hologic, Inc. (a)	2,762,280	157,449,960
Home Depot, Inc.	11,509,458	2,883,234,324
Honeywell International, Inc.	7,510,621	1,085,960,690
Hormel Foods Corp.	2,966,205	143,178,715
Host Hotels & Resorts, Inc. REIT	7,651,627	82,561,055
Howmet Aerospace, Inc.	4,128,159	65,431,320
HP, Inc.	15,302,307	266,719,211
Humana, Inc.	1,408,541	546,161,773
Huntington Bancshares, Inc.	11,062,489	99,949,588
Huntington Ingalls Industries, Inc.	435,326	75,960,034
IDEX Corp.	795,637	125,742,471
IDEXX Laboratories, Inc. (a)	912,919	301,409,337
IHS Markit, Ltd.	4,276,131	322,847,891
Illinois Tool Works, Inc.	3,076,553	537,935,292
Illumina, Inc. (a)	1,563,634	579,091,852
Incyte Corp. (a)	1,882,891	195,764,177
Ingersoll Rand, Inc. (a)	3,677,457	103,410,091
Intel Corp.	45,309,240	2,710,851,829
Intercontinental Exchange, Inc. (b)	5,855,943	536,404,379
International Business Machines Corp.	9,501,486	1,147,494,464
International Flavors & Fragrances, Inc.	1,138,295	139,395,606
International Paper Co.	4,187,095	147,427,615

Interpublic Group of Cos., Inc.	4,109,370	70,516,789
Intuit, Inc.	2,790,582	826,542,483
Intuitive Surgical, Inc. (a)	1,247,963	711,126,756
Invesco, Ltd.	3,971,410	42,732,372
IPG Photonics Corp. (a)	377,227	60,503,439
IQVIA Holdings, Inc. (a)	1,919,395	272,323,763
Iron Mountain, Inc. REIT	3,045,862	79,496,998
J.M. Smucker Co.	1,206,967	127,709,178
Jack Henry & Associates, Inc.	811,984	149,429,416
Jacobs Engineering Group, Inc.	1,391,905	118,033,544
JB Hunt Transport Services, Inc.	910,571	109,578,114
Johnson & Johnson	28,193,592	3,964,864,843
Johnson Controls International PLC	7,960,388	271,767,646
JPMorgan Chase & Co.	32,606,951	3,067,009,811
Juniper Networks, Inc.	3,571,089	81,635,095
Kansas City Southern	1,016,786	151,795,982
Kellogg Co.	2,651,478	175,156,637
KeyCorp	10,510,583	128,018,901
Keysight Technologies, Inc. (a)	1,992,102	200,764,040
Kimberly-Clark Corp.	3,651,544	516,145,744
Kimco Realty Corp. REIT	4,426,947	56,841,999
Kinder Morgan, Inc.	20,630,919	312,971,041
KLA Corp.	1,678,552	326,444,793
Kohl’s Corp.	1,696,957	35,245,797
Kraft Heinz Co.	6,598,596	210,429,226
Kroger Co.	8,512,151	288,136,311
L Brands, Inc.	2,387,827	35,745,770
L3Harris Technologies, Inc.	2,310,032	391,943,129
Laboratory Corp. of America Holdings (a)	1,033,672	171,703,256
Lam Research Corp.	1,540,827	498,395,901
Lamb Weston Holdings, Inc.	1,554,624	99,387,112
Las Vegas Sands Corp.	3,605,012	164,172,246
Leggett & Platt, Inc.	1,377,245	48,410,162
Leidos Holdings, Inc.	1,419,801	132,992,760
Lennar Corp. Class A	2,987,415	184,084,512
Lincoln National Corp.	2,109,534	77,609,756
Linde PLC	5,620,255	1,192,112,288
Live Nation Entertainment, Inc. (a)	1,504,859	66,710,399
LKQ Corp. (a)	3,285,372	86,076,746
Lockheed Martin Corp.	2,641,679	964,001,501
Loews Corp.	2,589,278	88,786,343
Lowe’s Cos., Inc.	8,079,418	1,091,690,960
LyondellBasell Industries NV Class A	2,732,747	179,596,133
M&T Bank Corp.	1,408,365	146,427,709
Marathon Oil Corp.	8,570,466	52,451,252
Marathon Petroleum Corp.	6,910,575	258,317,294
MarketAxess Holdings, Inc.	401,252	200,995,152
Marriott International, Inc. Class A	2,886,299	247,442,413
Marsh & McLennan Cos., Inc.	5,460,109	586,251,903

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value

Martin Marietta Materials, Inc.	663,351	$137,028,416
Masco Corp.	2,822,500	141,717,725
Mastercard, Inc. Class A	9,442,480	2,792,141,336
Maxim Integrated Products, Inc.	2,880,404	174,581,286
McCormick & Co., Inc.	1,299,178	233,085,525
McDonald’s Corp.	7,956,935	1,467,815,799
McKesson Corp.	1,720,133	263,902,805
Medtronic PLC	14,351,252	1,316,009,808
Merck & Co., Inc.	27,003,113	2,088,150,728
MetLife, Inc.	8,318,878	303,805,425
Mettler-Toledo International, Inc. (a)	259,331	208,904,087
MGM Resorts International	5,481,003	92,080,850
Microchip Technology, Inc.	2,625,323	276,472,765
Micron Technology, Inc. (a)	11,901,869	613,184,291
Microsoft Corp.	81,145,299	16,513,879,800
Mid-America Apartment Communities, Inc. REIT	1,208,430	138,570,668
Mohawk Industries, Inc. (a)	638,237	64,946,997
Molson Coors Brewing Co. Class B	1,993,649	68,501,780
Mondelez International, Inc. Class A	15,323,185	783,474,449
Monster Beverage Corp. (a)	3,999,435	277,240,834
Moody’s Corp.	1,728,305	474,817,233
Morgan Stanley	12,814,709	618,950,445
Mosaic Co.	3,714,028	46,462,490
Motorola Solutions, Inc.	1,823,508	255,528,176
MSCI, Inc.	903,411	301,576,660
Mylan NV (a)	5,473,650	88,016,292
Nasdaq, Inc.	1,224,148	146,248,962
National Oilwell Varco, Inc.	4,067,564	49,827,659
NetApp, Inc.	2,437,319	108,143,844
Netflix, Inc. (a)	4,706,405	2,141,602,531
Newell Brands, Inc.	4,053,187	64,364,610
Newmont Corp.	8,588,690	530,265,721
News Corp. Class A	3,986,921	47,284,883
News Corp. Class B	1,314,690	15,710,546
NextEra Energy, Inc.	5,237,746	1,257,949,457
Nielsen Holdings PLC	3,732,644	55,467,090
NIKE, Inc. Class B	13,253,706	1,299,525,873
NiSource, Inc.	3,946,755	89,749,209
Noble Energy, Inc.	5,131,586	45,979,011
Norfolk Southern Corp.	2,741,400	481,307,598
Northern Trust Corp.	2,261,821	179,452,878
Northrop Grumman Corp.	1,668,255	512,888,317
NortonLifeLock, Inc.	5,797,384	114,962,125
Norwegian Cruise Line Holdings, Ltd. (a)	2,743,328	45,072,879
NRG Energy, Inc.	2,697,242	87,822,200
Nucor Corp.	3,225,262	133,558,099
NVIDIA Corp.	6,582,676	2,500,824,439
NVR, Inc. (a)	37,154	121,075,598
O’Reilly Automotive, Inc. (a)	794,076	334,838,027
Occidental Petroleum Corp.	9,508,956	174,013,895
Old Dominion Freight Line, Inc.	1,016,780	172,435,720
Omnicom Group, Inc.	2,317,720	126,547,512

ONEOK, Inc.	4,383,359	145,615,186
Oracle Corp.	22,273,244	1,231,042,196
Otis Worldwide Corp.	4,314,885	245,344,361
PACCAR, Inc.	3,665,881	274,391,193
Packaging Corp. of America	1,003,380	100,137,324
Parker-Hannifin Corp.	1,366,229	250,388,789
Paychex, Inc.	3,391,173	256,881,355
Paycom Software, Inc. (a)	522,119	161,715,918
PayPal Holdings, Inc. (a)	12,565,013	2,189,202,215
Pentair PLC	1,791,349	68,053,349
People’s United Financial, Inc.	4,742,536	54,871,142
PepsiCo, Inc.	14,832,221	1,961,709,549
PerkinElmer, Inc.	1,175,847	115,338,832
Perrigo Co. PLC	1,450,234	80,154,433
Pfizer, Inc.	59,443,879	1,943,814,843
Philip Morris International, Inc.	16,663,349	1,167,434,231
Phillips 66	4,671,587	335,887,105
Pinnacle West Capital Corp.	1,195,521	87,619,734
Pioneer Natural Resources Co.	1,767,424	172,677,325
PNC Financial Services Group, Inc.	4,540,131	477,667,183
PPG Industries, Inc.	2,514,697	266,708,764
PPL Corp.	8,190,616	211,645,517
Principal Financial Group, Inc.	2,753,809	114,393,226
Procter & Gamble Co.	26,484,698	3,166,775,340
Progressive Corp.	6,227,580	498,891,434
Prologis, Inc. REIT	7,858,336	733,418,499
Prudential Financial, Inc.	4,283,995	260,895,296
Public Service Enterprise Group, Inc.	5,355,558	263,279,231
Public Storage REIT	1,589,936	305,092,819
PulteGroup, Inc.	2,711,015	92,255,840
PVH Corp.	788,680	37,896,074
Qorvo, Inc. (a)	1,239,393	136,990,108
QUALCOMM, Inc.	12,038,085	1,097,993,733
Quanta Services, Inc.	1,514,253	59,404,145
Quest Diagnostics, Inc.	1,415,236	161,280,295
Ralph Lauren Corp.	530,618	38,480,417
Raymond James Financial, Inc.	1,317,223	90,664,459
Raytheon Technologies Corp.	15,739,246	969,852,339
Realty Income Corp. REIT	3,658,063	217,654,749
Regency Centers Corp. REIT	1,776,817	81,538,132
Regeneron Pharmaceuticals, Inc. (a)	1,070,674	667,725,840
Regions Financial Corp.	10,301,976	114,557,973
Republic Services, Inc.	2,242,137	183,967,341
ResMed, Inc.	1,518,834	291,616,128
Robert Half International, Inc.	1,252,839	66,187,484
Rockwell Automation, Inc.	1,229,060	261,789,780
Rollins, Inc.	1,500,153	63,591,486
Roper Technologies, Inc.	1,105,754	429,320,048
Ross Stores, Inc.	3,802,002	324,082,650
Royal Caribbean Cruises, Ltd.	1,819,480	91,519,844

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value

S&P Global, Inc.	2,577,892	$849,363,856
salesforce.com, Inc. (a)	9,641,757	1,806,190,339
SBA Communications Corp. REIT	1,198,364	357,016,603
Schlumberger, Ltd.	14,733,737	270,953,423
Seagate Technology PLC	2,466,723	119,414,060
Sealed Air Corp.	1,663,708	54,652,808
Sempra Energy	3,130,459	366,983,709
ServiceNow, Inc. (a)	2,040,766	826,632,676
Sherwin-Williams Co.	864,494	499,547,858
Simon Property Group, Inc. REIT	3,274,565	223,914,755
Skyworks Solutions, Inc.	1,784,802	228,204,784
SL Green Realty Corp. REIT	878,555	43,303,976
Snap-on, Inc.	583,804	80,862,692
Southern Co.	11,300,173	585,913,970
Southwest Airlines Co.	5,620,100	192,095,018
Stanley Black & Decker, Inc.	1,649,361	229,887,936
Starbucks Corp.	12,500,144	919,885,597
State Street Corp. (c)	3,766,339	239,350,843
STERIS PLC	905,466	138,934,703
Stryker Corp.	3,424,801	617,114,892
SVB Financial Group (a)	551,050	118,767,807
Synchrony Financial	5,746,658	127,345,941
Synopsys, Inc. (a)	1,613,684	314,668,380
Sysco Corp.	5,427,156	296,648,347
T Rowe Price Group, Inc.	2,435,087	300,733,245
T-Mobile US, Inc. (a)	6,086,139	633,871,377
Take-Two Interactive Software, Inc. (a)	1,191,185	166,253,690
Tapestry, Inc.	2,944,454	39,102,349
Target Corp.	5,349,179	641,527,037
TE Connectivity, Ltd.	3,557,494	290,113,636
TechnipFMC PLC	4,476,260	30,617,618
Teledyne Technologies, Inc. (a)	392,388	122,013,049
Teleflex, Inc.	491,509	178,899,446
Texas Instruments, Inc.	9,821,322	1,247,013,254
Textron, Inc.	2,453,348	80,739,683
Thermo Fisher Scientific, Inc.	4,226,461	1,531,415,879
Tiffany & Co.	1,142,566	139,324,498
TJX Cos., Inc.	12,814,985	647,925,642
Tractor Supply Co.	1,260,115	166,070,556
Trane Technologies PLC	2,556,378	227,466,514
TransDigm Group, Inc.	529,124	233,899,264
Travelers Cos., Inc.	2,704,875	308,490,994
Truist Financial Corp.	14,419,640	541,457,482
Twitter, Inc. (a)	8,396,453	250,130,335
Tyler Technologies, Inc. (a)	425,496	147,596,052
Tyson Foods, Inc. Class A	3,141,177	187,559,679
UDR, Inc. REIT	3,121,753	116,691,127
Ulta Beauty, Inc. (a)	610,662	124,220,864
Under Armour, Inc. Class A (a)	1,934,556	18,842,575
Under Armour, Inc. Class C (a)	2,062,914	18,236,160
Union Pacific Corp.	7,261,534	1,227,707,553
United Continental Holdings, Inc. (a)	2,703,937	93,583,260

United Parcel Service, Inc. Class B	7,535,012	837,742,634
United Rentals, Inc. (a)	770,843	114,886,441
UnitedHealth Group, Inc.	10,148,915	2,993,422,479
Universal Health Services, Inc. Class B	854,938	79,415,191
Unum Group	2,224,267	36,900,590
US Bancorp	14,668,516	540,094,759

Valero Energy Corp.	4,367,968	256,923,878
Varian Medical Systems, Inc. (a)	968,290	118,634,891
Ventas, Inc. REIT	3,934,156	144,068,793
VeriSign, Inc. (a)	1,102,219	227,971,956
Verisk Analytics, Inc.	1,737,511	295,724,372
Verizon Communications, Inc.	44,281,861	2,441,258,997
Vertex Pharmaceuticals, Inc. (a)	2,774,569	805,485,126
VF Corp.	3,412,130	207,935,202
ViacomCBS, Inc. Class B	5,726,187	133,534,681
Visa, Inc. Class A	18,054,191	3,487,528,075
Vornado Realty Trust REIT	1,688,423	64,514,643
Vulcan Materials Co.	1,406,658	162,961,329
W.W. Grainger, Inc.	465,533	146,251,847
Walgreens Boots Alliance, Inc.	7,883,053	334,162,617
Walmart, Inc.	15,152,749	1,814,996,275
Walt Disney Co.	19,329,388	2,155,420,056
Waste Management, Inc.	4,151,527	439,688,225
Waters Corp. (a)	662,270	119,473,508
WEC Energy Group, Inc.	3,341,288	292,863,893
Wells Fargo & Co.	39,926,465	1,022,117,504
Welltower, Inc. REIT	4,467,557	231,196,075
West Pharmaceutical Services, Inc.	787,480	178,891,832
Western Digital Corp.	3,119,703	137,734,887
Western Union Co.	4,462,573	96,480,828
Westinghouse Air Brake Technologies Corp.	1,942,121	111,807,906
WestRock Co.	2,728,917	77,119,194
Weyerhaeuser Co. REIT	7,891,600	177,245,336
Whirlpool Corp.	667,563	86,469,435
Williams Cos., Inc.	12,830,372	244,033,675
Willis Towers Watson PLC	1,368,066	269,440,599
WR Berkley Corp.	1,543,143	88,406,662
Wynn Resorts, Ltd.	1,025,848	76,415,418
Xcel Energy, Inc.	5,577,873	348,617,063
Xerox Holdings Corp.	1,978,614	30,253,008
Xilinx, Inc.	2,602,161	256,026,621
Xylem, Inc.	1,904,972	123,746,981
Yum! Brands, Inc.	3,217,253	279,611,458
Zebra Technologies Corp. Class A (a)	576,112	147,455,866
Zimmer Biomet Holdings, Inc.	2,189,049	261,284,889
Zions Bancorp	1,819,669	61,868,746

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

SCHEDULE OF INVESTMENTS (continued)

June 30, 2020 (Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	5,066,359	$694,293,837

TOTAL COMMON STOCKS (Cost $294,576,852,714)		274,119,982,012

TOTAL INVESTMENTS — 100.0% (Cost $294,576,852,714)		274,119,982,012
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		23,131,378

NET ASSETS — 100.0%		$274,143,113,390

(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the “Sponsor”). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the “Trustee”). See the table below for more information.

PLC Public Limited Company

REIT Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2020.

Description	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:

INVESTMENTS:

Common Stocks	$274,119,982,012	$—	$—	$274,119,982,012

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at June 30, 2020 and for the period then ended, are:

	Number of Shares Held at 9/30/19	Value At 9/30/19	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/20	Value at 6/30/20	Dividend Income
Intercontinental Exchange, Inc.	6,242,458	$575,991,600	$359,261,504	$396,995,227	$62,201,434	$(64,054,932)	5,855,943	$536,404,379	$5,359,032
State Street Corp.	4,139,924	245,042,102	168,763,963	194,193,725	(9,042,839)	28,781,344	3,766,339	239,350,843	6,227,013

TOTAL		$821,033,702	$528,025,467	$591,188,952	$53,158,595	$(35,273,588)		$775,755,222	$11,586,045

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying Notes to Schedule of Investments

SPDR S&P 500® ETF Trust

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2020 (Unaudited)

Security Valuation

The Trust’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.

Valuation techniques used to value the Trust’s equity investments are as follows:

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value (“NAV”) and the prices used by the Trust’s underlying index, S&P 500 Index , which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500 Index .

The Trustee values the Trust’s assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

Investments in Affiliates of the Trustee and the Sponsor

The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500 Index. The market values of these investments at June 30, 2020 are listed in the Schedule of Investments.

Other information regarding the Trust is available in the Trust’s most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.